DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Derivative Warrant Liability Fair Value - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Derivative Warrant Liability Fair Value [Line Items]
Extinguishment of debt	$ (1,728,280)		$ (2,086,280)
Interest expense	5,276,550	$ 166,306	5,381,125	$ 314,011	$ 300,669	$ 244,771
Debt discount	2,419,800		2,419,800		$ 279,435	$ 1,352,510
Derivative Warrant Liability [Member]
DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Derivative Warrant Liability Fair Value [Line Items]
Extinguishment of debt			1,715,000
Interest expense			5,189,000
Debt discount	$ 2,450,000		2,450,000
Initial fair value of warrants issued			$ 9,354,000